Manning & Napier Insurance Fund, Inc.

Manning & Napier Bond Portfolio
Manning & Napier Equity Portfolio
Manning & Napier Small Cap Portfolio
Manning & Napier Moderate Growth Portfolio
Manning & Napier Growth Portfolio
Manning & Napier Maximum Horizon Portfolio

Annual Report
December 31, 1997

Management Discussion and Analysis

Dear Contract Owner:


Welcome to 1998 and to another year with the Manning & Napier Variable Annuity and the Manning & Napier New York Variable Annuity!! Over the past year, we have watched a "challenging" stock market with its trials and tribulations. We expected the markets to be volatile and unstable, which held true, and we watched as the market continued to climb over the year, with notable setbacks such as the plummet in October of more than 550 points on the Dow Jones Industrial Average. We approached the stock market cautiously in 1997 which helped our positioning of our series.

We have seen a steady rise in the globalization of industries and economies. As stated previously, we believe the U.S. stock market in general is overvalued. As the market climbed during 1997, many stocks which had been in our portfolios were sold and their gains locked in. At the same time, we have been finding fewer promising domestic stocks which have met our investment criteria. Opportunities have arisen elsewhere and we have been broadening our universe in searching for them. Throughout the year we have increased our holdings in foreign stocks while stepping back in the domestic realm.

Bonds, which had an exceptionally strong year, ended the year on a strong note
with  some  price  appreciation.    We  continue  to  be  optimistic  about
opportunities in the bond market, more so than in the domestic stock market. With inflation low and interest rates declining, long-term bonds have had attractive real yields. Because lower interest rates mean higher bond prices, this will benefit bonds, particularly bonds with longer maturities, and we have positioned our bond holdings accordingly.

As we head into 1998, we expect continued volatility in the markets although there are reasons to be optimistic. Whereas the overall market appears to be quite expensive, there are definitely pockets of value within it. We feel it is very important to be selective in our efforts to compete effectively in this market. Our investment approach coincides with this belief, and we have positioned the portfolios in accordance with our outlook and with their individual objectives.

Thank you for your continued support in the Manning & Napier Variable Annuity and the Manning & Napier New York Variable Annuity. We will make every effort to warrant your continued confidence in our services.

We wish you a very happy, healthy, and prosperous 1998.


Sincerely,

MANNING & NAPIER ADVISORS, INC.

Performance Update as of December 31, 1997

BOND PORTFOLIO

Manning & Napier approaches the management of its fixed income portfolio with the same philosophy as it does the equity arena. We look for the pockets of value within the market while seeking to protect the portfolio from any undue risk. The outlook on the bond market is good, and our main emphasis is on the long-term overview. As inflation stayed in check throughout 1997, we believe that long-term interest rates will head even lower, accentuating the prices of the longer-term bonds. We did see some volatility in the short-term arena earlier in the year. We continue to monitor the short-term factors that impact the market but only to compare them to the relative effect on our long-term overview, rather than managing our portfolio for the short-term.

  During 1997, the federal government trimmed the budget deficit, and Alan Greenspan forecast lower than normal economic growth for 1998 as to somewhere in the 2 % to 3% range (instead of 3% plus). Due to our outlook for slow economic growth, stable inflation, and low interest rates, we have positioned our bond portfolio with longer than average durations versus its benchmark. As we have stated on more than one occasion, the key to success is to focus on the long-term trends and not the everyday ups and downs of the market.





Manning & Napier Bond Portfolio

                                                     Total Return
Through                          Growth of $10,000                  Average
12/31/97                         Investment          Cumulative     Annual

One Year                         $           10,981          9.81%     9.81%
Inception 1                      $           10,915          9.15%     7.79%







Merrill Lynch Corporate/Government
Bond Index2

                                                        Total Return
Through                             Growth of $10,000                  Average
12/31/97                            Investment          Cumulative     Annual

One Year                            $           10,978          9.78%    9.78%
Inception 1                         $           11,061         10.61%    9.03%



<graphic>
<line chart>
Data for line chart to follow:







          Manning & Napier  Merrill Lynch Corporate/Government
date      Bond Portfolio    Bond Index
11/01/96            10,000                              10,000
12/31/96             9,940                              10,076
03/31/97             9,770                               9,997
06/30/97            10,140                              10,357
09/30/97            10,523                              10,720
12/31/97            10,915                              11,061




<graphic>
<pie chart>
Data for pie chart to follow:


Portfolio Composition - Bond Portfolio - As of 12/31/97

U.S. Treasury Securities - 51%
U.S. Govenment Agencies - 45%
Cash, short-term investments and other assets less liabilities - 4%


<graphic>
<pie chart>

Data for pie chart to follow:


Effective Maturity - Bond Portfolio - As of 12/31/97*

Less than 1 Year - 7.6%
1 - 3 Years - 23.2%
3 - 5 Years - 15.9%
5 - 10 Years - 23.8%
Over 10 Years - 29.5%

* As a percentage of total investments

Please see Page 8 for Footnotes

Performance Update as of December 31, 1997

EQUITY PORTFOLIO

The objective of the Equity Portfolio is to provide long-term capital growth, without regard to volatility. Stocks are chosen for inclusion in this portfolio through rigorous analysis by our team of stock analysts. As we head into 1998, we believe that it is extremely important to be selective in our choices due to the overvalued atmosphere of large caps in the U.S. markets. As the U.S. Stock market climbed higher in general in 1997, there were some notable downturns and we took advantage of them to purchase equities at attractive valuations.

With the market at extremely high valuations, and in keeping with our overview concerning the trend toward globalization, we have put more emphasis on international securities in the portfolio. In choosing international stocks for the portfolio, we use the same time-tested investment strategies that we do in choosing domestic stocks. Markets around the were volatile late in the year, but the Equity Portfolio still turned in a strong return for 1997.







Manning & Napier Equity Portfolio

                                                       Total Return
Through                            Growth of $10,000                  Average
12/31/97                           Investment          Cumulative     Annual

One Year                           $           12,146         21.46%    21.46%
Inception 1                        $           12,826         28.26%    23.77%








Standard & Poor's (S&P)
500 Total Return Index 3

                                               Total Return
Through                    Growth of $10,000                  Average
12/31/97                   Investment          Cumulative     Annual

One Year                   $           13,332         33.32%    33.32%
Inception 1                $           14,057         40.57%    33.88%



<graphic>
<line chart>
Data for line chart to follow:







          Manning & Napier  Standard & Poors (S&P)
date      Equity Portfolio  500 Total Return Index
11/01/96            10,000                   10,000
12/31/96            10,560                   10,542
03/31/97            10,720                   10,827
06/30/97            12,410                   12,713
09/30/97            13,238                   13,665
12/31/97            12,826                   14,057



<graphic>
<pie chart>
Data for pie chart to follow:






Portfolio Composition - Equity Portfolio - As of 12/31/97


Chemicals & Allied Products                                 8.1%
Consumer & Allied Products                                  4.1%
Electronics & Electrical Equiptment                         5.6%
Health Services                                             4.7%
Motion Picture Production                                   4.4%
Paper & Allied Products                                     7.8%
Retail                                                     26.2%
Technical Instruments & Supplies                            5.7%
Telecommunications                                          7.3%
Cash, Equivalents, & other assets less liabilities          2.5%
Miscellaneous *                                            23.6%


* Miscellaneous includes:
Amusement & Recreation Services
Crude Petroleum & Natural Gas
Diamonds
Distribution-Wholesale
Engineering Services
Food & Beverage
Industrial & Commercial Machinery
Restaurants
Utilities - Electric



Please see Page 8 for Footnotes

Performance Update as of December 31, 1997

SMALL CAP PORTFOLIO

The Small Cap portfolio contains stocks that represent companies that are less well established, but in many cases faster growing, than mid cap stocks or large cap stocks. In return for this faster growth potential, these stocks have a tendency to be more volatile than a blue chip stock and in the same regard require very discriminating choices when it comes to choosing a particular stock.

Over the year, we focused on several themes in the portfolio; consumer software, retail, and technical instruments and supplies. Although each stock is individually chosen, industry-wide factors sometimes prove to be helpful in choosing stocks with attractive valuations and favorable growth potential.

Our focus on valuations also applies to the management of the Small Cap portfolio. Over the course of the year, many of the stocks within the portfolio were sold when they reached the price we had set for them. Once a stock reaches a particular sell price, it is sold as it no longer offers significant potential to contribute to long-term return. This management style may seem a bit conservative, but it has proven itself time and time again.







Manning & Napier Small Cap Portfolio

                                                          Total Return
Through                            Growth of $10,000                  Average
12/31/97                           Investment          Cumulative     Annual

One Year                           $           11,323         13.23%    13.23%
Inception 1                        $           12,138         21.38%    18.06%






Standard & Poor's (S&P)
500 Total Return Index 3

                                              Total Return
Through                   Growth of $10,000                  Average
12/31/97                  Investment          Cumulative     Annual

One Year                  $           13,332         33.32%    33.32%
Inception 1               $           14,057         40.57%    33.88%



<graphic>
<line chart>
Data for line chart to follow:








          Manning & Napier     Standard & Poors (S&P)
date      Small Cap Portfolio  500 Total Return Index
11/01/96               10,000                   10,000
12/31/96               10,720                   10,542
03/31/97               10,400                   10,827
06/30/97               12,730                   12,713
09/30/97               13,939                   13,665
12/31/97               12,138                   14,057




<graphic>
<pie chart>
Data for pie chart to follow:






Portfolio Composition - Small Cap Portfolio - As of 12/31/97


Computer Equipment                                             4.6%
Electronics & Electrical Equipment                             8.8%
Glass Products                                                 4.2%
Industrial & Commercial Machinery                              5.4%
Paper Mills                                                    4.2%
Primary Metal Industries                                       7.8%
Printing & Publishing                                          4.8%
Retail                                                        10.1%
Software                                                      11.2%
Technical Instruments & Supplies                               6.6%
Transportation Equipment                                       5.9%
Cash, Equivalents, & liabilities less other assets             3.8%
Miscellaneous *                                               22.6%

* Miscellaneous includes:
Agricultural Production
Amusement & Recreation Services
Chemical & Allied Products
Direct Mail Advertising Services
Holding Company
Manufacturing-Miscellaneous
Motion Picture Production
Plastic Products - Miscellaneous
Telecommunications
Textile Mill Products
Training & Education


Please see Page 8 for Footnotes

Performance Update as of December 31, 1997

OBJECTIVE BASED PORTFOLIOS
(MODERATE GROWTH PORTFOLIO, GROWTH PORTFOLIO, & MAXIMUM HORIZON PORTFOLIO)

The Manning & Napier broad overview of the U.S. stock market identifies opportunities in long term bonds and particular foreign securities. We believe that the giant multinationals and the big technology stocks have been reaching extreme valuations over the past years. We have positioned our portfolios by reducing our holdings in the volatile technology sector and the blue chip arena while increasing our exposure in the international markets. Due to our disciplined management strategies, we are very selective when it comes to the international markets, which helped to protect us from troubles in the foreign markets and led us to underweight our holdings in Asian markets until after the crisis occurred.

Throughout the year, the bond market rallied strongly. Our fixed income outlook for 1998 is good, with interest rates and inflation holding at nominal rates. The bonds with longer durations will benefit from this environment. The use of long bonds to control stock market volatility is a key component of our risk management strategy, and one that has proved to be beneficial over the past year.

Each of the particular portfolios is managed toward a specific investment objective, with the specific asset allocation adjusted throughout the year in response to the prevailing market conditions and our economic outlook. We will continue to attempt to manage risk based upon our long-term overview and work aggressively to find the attractive securities to add to the portfolios.






Manning & Napier
Moderate Growth Portfolio

                                               Total Return
Through                    Growth of $10,000                  Average
12/31/97                   Investment          Cumulative     Annual

One Year                   $           11,273         12.73%    12.73%
Inception 1                $           11,397         13.97%    11.85%








Lehman Brothers
Intermediate Bond Index 4

                                               Total Return
Through                    Growth of $10,000                  Average
12/31/97                   Investment          Cumulative     Annual

One Year                   $           10,787          7.87%     7.87%
Inception 1                $           10,859          8.59%     7.32%








Balanced Index 5

                                      Total Return
Through           Growth of $10,000                  Average
12/31/97          Investment          Cumulative     Annual

One Year          $           11,520         15.20%    15.20%
Inception 1       $           11,764         17.64%    14.93%



<graphic>
<line chart>
Data for line chart to follow:









          Manning & Napier            Lehman Brothers           Balanced
date       Moderate Growth Portfolio   Intermediate Bond Index  Index
11/01/96                      10,000                    10,000    10,000
12/31/96                      10,110                    10,067    10,211
03/31/97                      10,060                    10,056    10,286
06/30/97                      10,710                    10,352    11,036
09/30/97                      11,216                    10,631    11,493
12/31/97                      11,397                    10,859    11,764





<graphic>
<pie chart>
Data for pie chart to follow:

Portfolio Composition - Moderate Growth Portfolio - As of 12/31/97

Stocks - 46.0%
Bonds - 53.8%
Cash, short-term investments, and liabilities less other assets- 0.2%

Please see Page 8 for Footnotes

Performance Update as of December 31, 1997

Objectives-Based Portfolios
(Moderate Growth Portfolio, Growth Portfolio & Maximum Horizon Portfolio)






Manning & Napier
Growth Portfolio

                                      Total Return
Through           Growth of $10,000                  Average
12/31/97          Investment          Cumulative     Annual

One Year          $           11,923         19.23%    19.23%
Inception 1       $           12,221         22.21%    18.75%








Lehman Brothers
Intermediate Bond Index 4

                                               Total Return
Through                    Growth of $10,000                  Average
12/31/97                   Investment          Cumulative     Annual

One Year                   $           10,787          7.87%     7.87%
Inception 1                $           10,859          8.59%     7.32%








Balanced Index 6

                                      Total Return
Through           Growth of $10,000                  Average
12/31/97          Investment          Cumulative     Annual

One Year          $           12,119         21.19%    21.19%
Inception 1       $           12,495         24.95%    21.03%



<graphic>
<line chart>
Data for line chart to follow:







          Manning & Napier   Lehman Brothers      Balanced
date       Growth Portfolio   Intermediate Index  Index
11/01/96             10,000               10,000    10,000
12/31/96             10,250               10,067    10,311
03/31/97             10,290               10,056    10,421
06/30/97             11,440               10,352    11,520
09/30/97             12,241               10,631    12,143
12/31/97             12,221               10,859    12,495


<graphic>
<pie chart>
Data for pie chart to follow:

Portfolio Composition - Growth Portfolio - As of 12/31/97

Stocks  - 61.2%
Bonds - 38.3%
Cash, short-term investments and liabilites less other assets - 0.5%


Please see Page 8 for Footnotes

Objectives-Based Portfolios
(Moderate Growth Portfolio, Growth Portfolio & Maximum Horizon Portfolio)






Manning & Napier
Maximum Horizon Portfolio

                                               Total Return
Through                    Growth of $10,000                  Average
12/31/97                   Investment          Cumulative     Annual

One Year                   $           12,369         23.69%    23.69%
Inception 1                $           12,913         29.13%    24.49%








Standard & Poor's (S&P)
500 Total Return Index 3

                                               Total Return
Through                    Growth of $10,000                  Average
12/31/97                   Investment          Cumulative     Annual

One Year                   $           13,332         33.32%    33.32%
Inception 1                $           14,057         40.57%    33.88%



<graphic>
<line chart>
Data for line chart to follow:







          Manning & Napier           Standard & Poors (S&P)
date      Maximum Horizon Portfolio  500 Total Return Index
11/01/96                     10,000                   10,000
12/31/96                     10,440                   10,542
03/31/97                     10,540                   10,827
06/30/97                     12,190                   12,713
09/30/97                     13,234                   13,665
12/31/97                     12,913                   14,057



<pie chart>
Data for pie chart to follow:

Portfolio Composition - Maximum Horizon Portfolio - As of 12/31/97

Stocks     99.2%
Bonds, Cash, short-term investments and liabilities less other assets - 0.8%

Please see Page 8 for Footnotes

Notes to Performance Update

1   Performance numbers for the Funds and Indices are calculated from November
1, 1996, the Funds' inception date. The Funds' performance is historical and may not be indicative of future results.

2   The Merrill Lynch Corporate/Government Bond Index is a market value weighted measure of approximately 5,814 corporate and government bonds. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

3   The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization_weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over_the_Counter market. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

4   The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,940 corporate and government securities.  The
Index is     comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

5   The 30-70 Blended Index is 30 % S&P 500 Total Return Index (see note 3)
and 70% Lehman Brothers Intermediate Bond Index (see note 4). The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

6   The 50-50 Blended Index is 50 % S&P 500 Total Return Index (see note 3)
and 50% LehmanBrothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 6,331 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.






Investment Portfolio - December 31, 1997


                                                      PRINCIPAL       VALUE
MANNING & NAPIER BOND PORTFOLIO                       AMOUNT/SHARES    (NOTE 2)

U.S. TREASURY SECURITIES - 50.95%
U.S. Treasury Note, 6.50%, 10/15/2006                 $       30,000  $ 31,416
U.S. Treasury Bond, 6.875%, 8/15/2025                         35,000    39,014
                                                                      ---------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $66,663)                                               70,430
                                                                      ---------

U.S. GOVERNMENT AGENCIES - 44.54%
Federal Home Loan Bank Bond, 5.905%, 10/23/1998               10,000    10,011
Federal Home Loan Mortgage Bond, 6.13%, 8/19/1999             15,000    15,074
Federal National Mortage Association Bond, 7.55%,
   4/22/2002                                                  15,000    15,903
Student Loan Marketing Association, 7.50%, 3/8/2000           15,000    15,504
Tennessee Valley Authority, 6.875%, 1/15/2002                  5,000     5,079
                                                                      ---------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $61,405)                                               61,571
                                                                      ---------

SHORT-TERM INVESTMENTS - 4.54 %
Dreyfus U.S. Treasury Money Market Reserves
(Identified Cost $6,285)                                       6,285     6,285
                                                                      ---------

TOTAL INVESTMENTS - 100.03 %
(Identified Cost $134,353)                                             138,286
                                                                      ---------

LIABILITIES, LESS OTHER ASSETS - (0.03%)                                   (44)
                                                                      ---------

NET ASSETS - 100%                                                     $138,242
                                                                      =========










FEDERAL TAX INFORMATION:

At December 31, 1997, the net unrealized appreciation based on identified cost for federal income tax purposes of $134,353 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                      $3,952

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                         (19)
                                                                        -------


UNREALIZED APPRECIATION - NET                                            $3,933
                                                                        =======



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1997







                                                   VALUE
MANNING & NAPIER EQUITY PORTFOLIO          SHARES   (NOTE 2)

COMMON STOCK - 97.5%

AMUSEMENT & RECREATION SERVICES - 1.9%
Resorts World Bhd - ADR (Note 7)              375  $  3,155
                                                   ---------

CHEMICALS & ALLIED PRODUCTS - 8.1%
Pharmacia & Upjohn, Inc.                      200     7,325
R.P. Scherer Corp.*                           100     6,100
                                                   ---------
                                                     13,425
                                                   ---------
CONSUMER PRODUCTS - MISCELLANEOUS - 4.1%
Unilever plc - ADR (Note 7)                   200     6,900
                                                   ---------

CRUDE PETROLEUM & NATURAL GAS - 3.6%
YPF Sociedad Anonima - ADR (Note 7)           175     5,983
                                                   ---------

DIAMONDS - 1.5%
De Beers Centenary AG - ADR (Note 7)          125     2,555
                                                   ---------

DISTRIBUTION - WHOLESALE - 2.6%
Unisource Worldwide, Inc.                     300     4,275
                                                   ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 5.6%
Coleman Company, Inc.*                        400     6,425
Motorola, Inc.                                 50     2,853
                                                   ---------
                                                      9,278
                                                   ---------

ENGINEERING SERVICES - 2.7%
Jacobs Engineering Group, Inc.*               175     4,441
                                                   ---------

FOOD & BEVERAGE - 7.7%
Diageo plc - ADR (Note 7)                     156     5,908
                                                   ---------

HEALTH SERVICES - 4.7%
MedPartners, Inc.*                            350     7,831
                                                   ---------


INDUSTRIAL & COMMERCIAL MACHINERY - 3.0%
York International Corp.                      125     4,945
                                                   ---------

MOTION PICTURE PRODUCTION - 4.4%
Viacom, Inc. - Class B*                       175     7,251
                                                   ---------

PAPER & ALLIED PRODUCTS - 7.8%
Fort James Corp.                              206     7,880
Kimberly-Clark Corp.                          100     4,931
                                                   ---------
                                                     12,811
                                                   ---------

RESTAURANTS - 2.9%
McDonald's Corp.                              100     4,775
                                                   ---------

RETAIL - 26.2%
RETAIL - CATALOG & MAIL ORDER - 9.9%
Comcast Corp. - Class A                       250     7,891
Fingerhut Companies, Inc.                     400     8,550
                                                   ---------
                                                     16,441
                                                   ---------



The accompanying notes are an intergral part of the financial statements.

Investment Portfolio - December 31, 1997







                                                       VALUE
MANNING & NAPIER EQUITY PORTFOLIO (continued)  SHARES   (NOTE 2)

RETAIL (continued)

RETAIL - SPECIALTY STORES - 16.3%
Fabri-Centers of America - Class B*               200  $  4,137
Hancock Fabrics, Inc.                             450     6,525
Home Depot, Inc.                                  112     6,594
Tandy Corp.                                       250     9,641
                                                       ---------
                                                         26,897
                                                       ---------
                                                         43,338
                                                       ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 5.7%
Eastman Kodak, Co.                                100     6,081
Millipore Corp.                                   100     3,394
                                                       ---------
                                                          9,475
                                                       ---------

TELECOMMUNICATIONS - 7.3%
Compania Anonima Nacional Telefonos de
  Venezuela (CANTV) - ADR (Note 7)                150     6,244
Telecomunicacoes Brasileiras(Telebras)-ADR
 (Note 7)                                          50     5,822
                                                       ---------
                                                         12,066
                                                       ---------

UTILITIES - ELECTRIC - 1.8%
Enersis S.A. - ADR (Note 7)                       100     2,900
                                                       ---------

TOTAL COMMON STOCK
(Identified Cost $136,328)                              161,312
                                                       ---------

SHORT-TERM INVESTMENTS - 4.1%
Dreyfus U.S. Treasury Money Market Reserves
(Identified Cost $6,815)                        6,815     6,815
                                                       ---------

TOTAL INVESTMENTS - 101.6%
(Identified Cost $143,143)                              168,127

LIABILITIES, LESS OTHER ASSETS - (1.6)%                  (2,638)
                                                       ---------

NET ASSETS - 100%                                      $165,489
                                                       =========



* Non-income producing security.








FEDERAL TAX INFORMATION:

At December 31, 1997, the net unrealized appreciation based on identified cost for federal income tax purposes of $143,285 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there was an excess of value over tax cost                       $33,750

Aggregate gross unrealized depreciation for all investments in
which there was an excess of tax cost over value                        (8,908)
                                                                      --------

UNREALIZED APPRECIATION - NET                                          $24,842
                                                                      ========



The accompnaying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1997







                                                       VALUE
MANNING & NAPIER SMALL CAP PORTFOLIO           SHARES   (NOTE 2)

COMMON STOCK - 96.2%

AGRICULTURAL PRODUCTION - 2.0%
Sylvan, Inc.*                                     225  $  3,150
                                                       ---------

AMUSEMENT & RECREATION SERVICES - 1.7%
Grand Casinos, Inc.*                              200     2,725
                                                       ---------

CHEMICAL & ALLIED PRODUCTS - 3.5%
Orion-yhtyma OY - B Shares (Finland) (Note 7)     210     5,551
                                                       ---------

COMPUTER EQUIPMENT- 4.6%
Bell & Howell Co.*                                300     7,256
                                                       ---------

DIRECT MAIL ADVERTISING SERVICES - 1.8%
Harte-Hanks Communications, Inc.                   75     2,784
                                                       ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 8.8%
Coleman Company, Inc.*                            425     6,827
Glenayre Technologies, Inc.*                      275     2,716
Harman International Industries, Inc.             100     4,244
                                                       ---------
                                                         13,787
                                                       ---------

GLASS PRODUCTS - 4.2%
Libbey, Inc.                                      175     6,628
                                                       ---------

HOLDING COMPANIES - 1.0%
C.P. Pokphand Co. (Hong Kong) (Note 7)         10,000     1,574
                                                       ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 5.4%
Comfort Systems USA, Inc.*                        225     4,444
NN Ball & Roller, Inc.                            450     3,994
                                                       ---------
                                                          8,438
                                                       ---------

MANUFACTURING - MISCELLANEOUS - 3.8%
Penn Engineering & Manufacturing Corp.            250     6,000
                                                       ---------

MOTION PICTURE PRODUCTION - 1.7%
Groupe AB SA* - ADR (Note 7)                      425     2,736
                                                       ---------

PAPER MILLS - 4.2%
Schweitzer-Mauduit International, Inc.            175     6,519
                                                       ---------

PLASTIC PRODUCTS - MISCELLANEOUS - .02%
Pt Tri Polyta Indonesia -ADR (Note 7)             525       361
                                                       ---------

PRIMARY METAL INDUSTRIES - 7.8%
American Superconductor Corp.*                    250     2,125
Gibraltar Steel Corp.*                            275     5,431
Wolverine Tube, Inc.*                             150     4,650
                                                       ---------
                                                         12,206
                                                       ---------

PRINTING & PUBLISHING - 4.8%
Scholastic Corp.*                                 200     7,500
                                                       ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1997







                                                          VALUE
MANNING & NAPIER SMALL CAP PORTFOLIO (continued)  SHARES   (NOTE 2)

RETAIL - 10.1%
RETAIL - RECREATIONAL GOODS - 3.6%
West Marine, Inc.*                                   250  $  5,594
                                                          ---------

RETAIL - SPECIALTY STORES - 6.5%
Hancock Fabrics, Inc.                                300     4,350
Loehmann's Holdings, Inc.                            375     2,156
Talbots, Inc.                                        200     3,625
                                                          ---------
                                                            10,131
                                                          ---------
                                                            15,725
                                                          ---------

SOFTWARE - 11.2%
Apache Medical Systems, Inc.*                        200       256
Broderbund Software, Inc.*                           175     4,484
Electronic Arts, Inc.*                               100     3,781
HCIA, Inc.*                                          300     3,563
Symantec Corp.*                                      250     5,484
                                                          ---------
                                                            17,567
                                                          ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 6.6%
OPTICAL SUPPLIES - 3.1%
Sola International, Inc.*                            150     4,875
                                                          ---------

SURGICAL & MEDICAL INSTRUMENTS - 3.5%
CardioGenesis Corp.*                                 100       625
Eclipse Surgical Technologies, Inc.*                 300     1,763
Physio-Control International Corp.*                  200     3,175
                                                          ---------
                                                             5,563
                                                          ---------
                                                            10,438
                                                          ---------

TELECOMMUNICATIONS - 2.3%
Vimpel Communications - ADR* (Note 7)                100     3,563
                                                          ---------

TEXTILE MILL PRODUCTS - 2.9%
Albany International Corp. - Class A                 200     4,600
                                                          ---------

TRAINING & EDUCATION - 1.7%
Firearms Training Systems, Inc.*                     525     2,723
                                                          ---------

TRANSPORTATION EQUIPMENT - 5.9%
Federal Signal Corp.                                 225     4,866
Miller Industries, Inc.*                             400     4,300
                                                          ---------
                                                             9,166
                                                          ---------

TOTAL COMMON STOCK
(Identified Cost $152,498)                                 150,997
                                                          ---------

SHORT-TERM INVESTMENTS - 4.9%
Dreyfus U.S. Treasury Money Market Reserves
(Identified Cost $7,614)                           7,614     7,614
                                                          ---------

TOTAL INVESTMENTS - 101.1%
(Identified Cost $160,112)                                 158,611

LIABILITIES, LESS OTHER ASSETS - (1.1)%                     (1,813)
                                                          ---------

NET ASSETS - 100%                                         $156,798
                                                          =========


* Non-income producing security

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1997







MANNING & NAPIER SMALL CAP PORTFOLIO (continued)

FEDERAL TAX INFORMATION:

At December 31, 1997, the net unrealized depreciation based on identified cost for federal income tax purposes of $160,112 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                   $ 16,384

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                    (17,885)
                                                                     ---------

UNREALIZED DEPRECIATION - NET                                         $ (1,501)
                                                                     =========



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1997








                                                             Value
MANNING & NAPIER MODERATE GROWTH PORTFOLIO           SHARES   (Note 2)

COMMON STOCK - 46.0%

AMUSEMENT & RECREATIONAL SERVICES - 0.6%
Resorts World Bhd. - ADR (Note 7)                       100  $    841
                                                             ---------

CHEMICALS & ALLIED PRODUCTS - 4.6%
Pharmacia & Upjohn, Inc.                                100     3,663
R.P. Scherer Corp.*                                      50     3,050
                                                             ---------
                                                                6,713
                                                             ---------

COMPUTER EQUIPMENT - 1.7%
International Game Technology                           100     2,525
                                                             ---------

CONSUMER PRODUCTS - MISCELLANEOUS - 2.4%
Unilever plc - ADR (Note 7)                             100     3,450
                                                             ---------

CRUDE PETROLEUM & NATURAL GAS - 4.2%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7)     125     2,923
Union Texas Petroleum Holdings, Inc.                    150     3,122
                                                             ---------
                                                                6,045
                                                             ---------

DIAMONDS- 0.7%
De Beers Centenary AG - ADR (Note 7)                     50     1,022
                                                             ---------

DISTRIBUTION - WHOLESALE -  2.0%
Unisource Worldwide, Inc.                               200     2,850
                                                             ---------

ELECTRONIC EQUIPMENT - 2.0%
Motorola, Inc.                                           50     2,853
                                                             ---------

ENGINEERING SERVICES - 0.4%
Jacobs Engineering Group, Inc.*                          25       634
                                                             ---------

FOOD & BEVERAGE - 3.8%
Allied Domecq plc - ADR (Note 7)                        350     3,167
Diageo plc - ADR (Note 7)                                62     2,348
                                                             ---------
                                                                5,515
                                                             ---------

HEALTH SERVICES - 1.9%
MedPartners, Inc.*                                      125     2,797
                                                             ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 0.7%
York International Corp.                                 25       989
                                                             ---------

MANAGEMENT SERVICES - 1.3%
National Data Corp.                                      50     1,806
                                                             ---------

MOTION PICTURES - 2.9%
Viacom, Inc. - Class B*                                 100     4,144
                                                             ---------

RESTAURANTS - 4.1%
McDonald's Corp.                                        125     5,969
                                                             ---------

RETAIL - 0.8%
Hancock Fabrics, Inc.                                    75     1,088
                                                             ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 8.1%
Eastman Kodak Co.                                        75     4,561
Mallinckrodt, Inc.                                      100     3,800
Millipore Corp.                                         100     3,394
                                                             ---------
                                                               11,755
                                                             ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1997







                                                                      Shares/Principal   Value
MANNING & NAPIER MODERATE GROWTH PORTFOLIO (continued)                Amount              (Note 2)

TELECOMMUNICATIONS- 3.8%
Compania Anonima Nacional Telefonos de
  Venezuela (CANTV) - ADR(Note 7)                                                    50  $  2,081
Telecom Italia SpA - ADR (Note 7)                                                    25     1,600
Telecomunicacoes Brasileiras (Telebras) -
   ADR (Note 7)                                                                      15     1,747
                                                                                         ---------
                                                                                            5,428
                                                                                         ---------

TOTAL COMMON STOCK
(Identified Cost $64,542)                                                                  66,424
                                                                                         ---------

U.S. TREASURY SECURITIES - 22.6%

U.S. TREASURY BONDS- 15.5%
U.S. Treasury Bond, 6.875%, 8/15/2025 (Identified Cost $20,487)       $          20,000    22,294
                                                                                         ---------

U.S. TREASURY NOTES- 7.1%
U.S. Treasury Note, 5.875%, 9/30/2002                                             5,000     5,030
U.S. Treasury Note, 6.50%, 10/15/2006                                             5,000     5,236
                                                                                         ---------

TOTAL U.S. TREASURY NOTES
(Identified Cost $10,088)                                                                  10,266
                                                                                         ---------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $30,575 )                                                                 32,560
                                                                                         ---------

U.S. GOVERNMENT AGENCIES - 31.2%

Federal Home Loan Mortgage Corporation, 5.95%,  11/5/1999                        15,000    15,034
Federal National Mortgage Association, 5.375%,  6/10/1998                        15,000    14,979
Tennessee Valley Authority, 5.95%, 9/15/1998                                     15,000    15,025
                                                                                         ---------

TOTAL U.S. GOVERNMANT AGENCIES
(Identified Cost $44,961)                                                                  45,038
                                                                                         ---------

SHORT-TERM INVESTMENTS - 2.3%
Dreyfus U.S. Treasury Money Market Reserves (Identified Cost $3,401)              3,401     3,401
                                                                                         ---------

TOTAL INVESTMENTS - 102.1%
(Identified Cost $143,479)                                                                147,423

LIABILITIES, LESS OTHER ASSETS - (2.1)%                                                    (3,037)
                                                                                         ---------

NET ASSETS - 100%                                                                        $144,386
                                                                                         =========


*Non-income producing security







FEDERAL TAX INFORMATION:

At December 31, 1997, the net unrealized appreciation based on identified cost for federal income tax purposes of $143,479 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                    $ 8,445

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                     (4,501)
                                                                       --------

UNREALIZED APPRECIATION - NET                                          $ 3,944
                                                                       ========



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1997







                                                                                   Value
MANNING & NAPIER GROWTH PORTFOLIO                                          SHARES   (Note 2)

COMMON STOCK - 61.2%

AMUSEMENT & RECREATIONAL SERVICES - 1.1%
Resorts World Bhd. -ADR (Note 7)                                              425  $  3,576
                                                                                   ---------

CHEMICALS & ALLIED PRODUCTS - 6.0%
Pharmacia & Upjohn, Inc.                                                      275    10,072
R.P. Scherer Corp.*                                                           150     9,150
                                                                                   ---------
                                                                                     19,222
                                                                                   ---------

COMPUTER EQUIPMENT - 3.7%
Bell & Howell Co.*                                                            100     2,419
International Game Technology                                                 375     9,469
                                                                                   ---------
                                                                                     11,888
                                                                                   ---------

CONSUMER PRODUCTS - MISCELLANEOUS - 1.1%
Unilever plc - ADR (Note 7)                                                   100     3,450
                                                                                   ---------

CRUDE PETROLEUM & NATURAL GAS - 4.2%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7)                           350     8,185
Union Texas Petroleum Holdings, Inc.                                          250     5,203
                                                                                   ---------
                                                                                     13,388
                                                                                   ---------

DIAMONDS- 1.3%
De Beers Centenary AG - ADR (Note 7)                                          200     4,088
                                                                                   ---------

DISTRIBUTION - WHOLESALE - 1.8%
Unisource Worldwide, Inc.                                                     400     5,700
                                                                                   ---------

ELECTRONIC EQUIPMENT - 3.1%
Motorola, Inc.                                                                175     9,986
                                                                                   ---------

ENGINEERING SERVICES - 0.2%
Jacobs Engineering Group, Inc.*                                                25       634
                                                                                   ---------


FOOD & BEVERAGE - 4.0%
Allied Domecq plc - ADR (Note 7)                                              500     4,525
Diageo plc - ADR (Note 7)                                                     218     8,257
                                                                                   ---------
                                                                                     12,782
                                                                                   ---------

HEALTH SERVICES - 2.6%
MedPartners, Inc.*                                                            375     8,391
                                                                                   ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 1.3%
York International Corp.                                                      100     3,956
                                                                                   ---------

MOTION PICTURES - 3.9%
Viacom, Inc. - Class B*                                                       300    12,431
                                                                                   ---------

PAPER & ALLIED PRODUCTS - 3.0%
Asia Pulp & Paper Co. Ltd. - ADR (Note 7)                                     450     4,528
Kimberly-Clark Corp.                                                          100     4,931
                                                                                   ---------
                                                                                      9,459
                                                                                   ---------

RESTAURANTS - 3.4%
McDonald's Corp.                                                              225    10,744
Viad Corp.                                                                    250     4,828
                                                                                   ---------
                                                                                     15,572
                                                                                   ---------


The accompanying notes are an integral part of the financial statements.







                                                                      Shares/Principal   Value
MANNING & NAPIER GROWTH PORTFOLIO (continued)                         Amount              (Note 2)

RETAIL - 1.3%
Fingerhut Companies, Inc.                                                           125  $  2,672
Hancock Fabrics, Inc.                                                               100     1,450
                                                                                         ---------
                                                                                            4,122
                                                                                         ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 9.6%
Eastman Kodak Co.                                                                   250    15,203
Mallinckrodt, Inc.                                                                  250     9,500
Millipore Corp.                                                                     175     5,939
                                                                                         ---------
                                                                                           30,642
                                                                                         ---------

TELECOMMUNICATIONS- 8.1%
Compania Anonima Nacional Telefonos de
  Venezuela (CANTV) - ADR (Note 7)                                                  175     7,284
Frontier Corp.                                                                      200     4,813
Telecom Italia SpA - ADR (Note 7)                                                    50     3,200
Telecomunicacoes Brasileiras (Telebras) -  ADR (Note 7)                              90    10,479
                                                                                         ---------
                                                                                           25,776
                                                                                         ---------

TOTAL COMMON STOCK
(Identified Cost $196,773)                                                                195,063
                                                                                         ---------

U.S. TREASURY SECURITIES - 38.3%

   U.S. TREASURY BONDS- 19.3%
   U.S. Treasury Bond, 6.875%, 8/15/2025 (Identified Cost $57,796)    $          55,000    61,308

   U.S. TREASURY NOTES- 19.0%
   U.S. Treasury Note, 6.25%, 6/30/2002                                          10,000    10,203
   U.S. Treasury Note, 5.875%, 9/30/2002                                         50,000    50,297
                                                                                         ---------

TOTAL U.S. TREASURY NOTES
(Identified Cost $59,994)                                                                  60,500
                                                                                         ---------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $117,790)                                                                121,808
                                                                                         ---------

SHORT-TERM INVESTMENTS - 0.6%
Dreyfus U.S. Treasury Money Market Reserves (Identified Cost $1,820)              1,820     1,820
                                                                                         ---------

TOTAL INVESTMENTS - 100.1%
(Identified Cost $316,383)                                                                318,691

LIABILITIES, LESS OTHER ASSETS - (0.1%)                                                      (463)
                                                                                         ---------

NET ASSETS - 100%                                                                        $318,228
                                                                                         =========




*Non-income producing security







FEDERAL TAX INFORMATION:

At December 31, 1997, the net unrealized appreciation based on identified cost for federal income tax purposes of $316,383 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                    $ 16,146

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                     (13,838)
                                                                      ---------

UNREALIZED APPRECIATION - NET                                          $  2,308
                                                                      =========



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1997







                                                             VALUE
MANNING & NAPIER MAXIMUM HORIZON PORTFOLIO           SHARES   (NOTE 2)

COMMON STOCK - 99.2%

AMUSEMENT & RECREATIONAL SERVICES - 1.3%
Resorts World Bhd. - ADR (Note 7)                       250  $  2,103
                                                             ---------

CHEMICAL & ALLIED PRODUCTS - 9.7%
Celltech plc* (United Kingdom) (Note 7)                 900     4,405
Pharmacia & Upjohn, Inc.                                150     5,494
R.P. Scherer Corp.*                                     100     6,100
                                                             ---------
                                                               15,999
                                                             ---------

COMPUTER EQUIPMENT - 6.8%
Bell & Howell Co.*                                      200     4,838
International Game Technology                           250     6,312
                                                               11,150
                                                             ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 5.9%
HBO & Co.                                               200     9,600
                                                             ---------

CONSUMER PRODUCTS - MISCELLANEOUS - 2.1%
Unilever plc - ADR (Note 7)                             100     3,450
                                                             ---------

CRUDE PETROLEUM & NATURAL GAS - 9.6%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7)     250     5,847
Union Texas Petroleum Holdings, Inc.                    225     4,683
YPF Sociedad Anonima - ADR (Note 7)                     150     5,128
                                                             ---------
                                                               15,658
                                                             ---------

DIAMONDS - 1.2%
De Beers Centenary AG - ADR (Note 7)                    100     2,044
                                                             ---------

DISTRIBUTION - WHOLESALE - 1.6%
Unisource Worldwide, Inc.                               187     2,665
                                                             ---------

ELECTONICS & ELECTRICAL PRODUCTS - 7.2%
Coleman Company, Inc.*                                  375     6,023
Motorola, Inc.                                          100     5,706
                                                             ---------
                                                               11,729
                                                             ---------

ENGINEERING SERVICES - 0.4%
Jacobs Engineering Group, Inc.*                          25       634
                                                             ---------

FOOD & BEVERAGE - 5.5%
Allied Domecq plc - ADR (Note 7)                        600     5,430
Diageo plc - ADR (Note 7)                                93     3,522
                                                             ---------
                                                                8,952
                                                             ---------

HEALTH SERVICES - 3.1%
MedPartners, Inc.*                                      225     5,034
                                                             ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 1.8%
York International Corp.                                 75     2,967
                                                             ---------

MOTION PICTURES - 5.1%
Viacom, Inc. - Class B*                                 200     8,288
                                                             ---------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.8%
Takefuji Corp. (Japan) (Note 7)                         100     4,581
                                                             ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - December 31, 1997








                                                                              VALUE
MANNING & NAPIER MAXIMUM HORIZON PORTFOLIO (continued)                SHARES   (NOTE 2)

PAPER & ALLIED PRODUCTS - 8.7%
Aracruz Celulose S.A. - ADR (Note 7)                                     300  $  4,313
Asia Pulp & Paper Co. Ltd. - ADR (Note 7)                                500     5,031
Kimberly-Clark Corp.                                                     100     4,931
                                                                              ---------
                                                                                14,275
                                                                              ---------

RESTAURANTS - 3.7%
McDonald's Corp.                                                         125     5,969
                                                                              ---------

RETAIL - 2.5%
Fingerhut Companies, Inc.                                                125     2,672
Hancock Fabrics, Inc.                                                    100     1,450
                                                                              ---------
                                                                                 4,122
                                                                              ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 8.5%
Eastman Kodak Co.                                                        125     7,601
Mallinckrodt, Inc.                                                        75     2,850
Millipore Corp.                                                          100     3,394
                                                                              ---------
                                                                                13,845
                                                                              ---------

TELECOMMUNICATIONS - 11.7%
Compania Anonima Nacional Telefonos de
  Venezuela (CANTV) - ADR (Note 7)                                       100     4,163
Frontier Corp.                                                           300     7,219
Telecom Italia SpA - ADR (Note 7)                                         75     4,800
Telecomunicacoes Brasileiras(Telebras) -  ADR (Note 7)                    25     2,911
                                                                              ---------
                                                                                19,093
                                                                              ---------

TOTAL COMMON STOCK
(Identified Cost $153,602)                                                     162,158
                                                                              ---------

SHORT-TERM INVESTMENTS - 2.2%
Dreyfus U.S. Treasury Money Market Reserves (Identified Cost $3,648)   3,648     3,648
                                                                              ---------

TOTAL INVESTMENTS - 101.4%
(Identified Cost $157,250)                                                     165,806

OTHER ASSETS, LESS LIABILITIES - (1.4)%                                         (2,268)
                                                                              ---------

NET ASSETS - 100%                                                             $163,538
                                                                              =========




*Non-income producing security







FEDERAL TAX INFORMATION:
At December 31, 1997, the net unrealized appreciation based on identified cost for federal income tax purposes of $158,250 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there was an excess of value over tax cost                       $20,174

Aggregate gross unrealized depreciation for all investments in
which there was an excess of tax cost over value                       (11,618)
                                                                      ---------

UNREALIZED APPRECIATION - NET                                           $8,556
                                                                      =========



The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

December 31, 1997




MANNING & NAPIER INSURANCE FUND, INC.


                                                                                   Moderate                Maximum
                                                Bond       Equity     Small Cap     Growth      Growth     Horizon
                                             Portfolio   Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
ASSETS:

Investments in securities (Note 2):
     At identified cost                      $  134,353  $  143,143  $  160,112   $  143,479  $  316,383  $  157,250
                                             ==========  ==========  ===========  ==========  ==========  ==========
     At value                                $  138,286  $  168,127  $  158,611   $  147,423  $  318,691  $  165,806
Cash                                                 --          12         125           41          76          37
Dividends receivable                                 --         154          68          132         275         255
Interest receivable                               2,514          --          --        1,120       2,180          --
Receivable from investment advisor (Note 3)      13,759      12,991      13,004       13,233      12,716      13,040
                                             ----------  ----------  -----------  ----------  ----------  ----------

TOTAL ASSETS                                    154,559     181,284     171,808      161,949     333,938     179,138
                                             ----------  ----------  -----------  ----------  ----------  ----------


LIABILITIES:

Accrued Directors' fees (Note 3)                  6,867       6,867       6,867        6,867       6,867       6,867
Audit fee payable                                 4,920       4,920       4,920        4,920       4,920       4,920
Payable for securities purchased                     --          --          --        1,665          --          --
Custodian fee payable                                84          82          --          140          --          97
Other payables and accrued expenses               4,446       3,926       3,223        3,971       3,923       3,716
                                             ----------  ----------  -----------  ----------  ----------  ----------

TOTAL LIABILITIES                                16,317      15,795      15,010       17,563      15,710      15,600
                                             ----------  ----------  -----------  ----------  ----------  ----------

NET ASSETS                                   $  138,242  $  165,489  $  156,798   $  144,386  $  318,228  $  163,538
                                             ==========  ==========  ===========  ==========  ==========  ==========

NET ASSETS CONSIST OF:

Capital stock                                $      127  $      130  $      129   $      127  $      261  $      127
Additional paid-in-capital                      127,325     129,670     130,711      127,363     292,132     126,836
Undistributed net investment income               6,857         628          --        4,552       4,329       1,186
Accumulated net realized gain
     on investments                                  --      10,077      27,459        8,400      19,198      26,833
Net unrealized appreciation
    (depreciation) on investments                 3,933      24,984      (1,501)       3,944       2,308       8,556
                                             ----------  ----------  -----------  ----------  ----------  ----------

TOTAL NET ASSETS                             $  138,242  $  165,489  $  156,798   $  144,386  $  318,228  $  163,538
                                             ==========  ==========  ===========  ==========  ==========  ==========

SHARES OUTSTANDING                               12,743      12,954      12,921       12,741      26,149      12,690
                                             ==========  ==========  ===========  ==========  ==========  ==========

NET ASSET VALUE PER SHARE                    $    10.85  $    12.78  $    12.13   $    11.33  $    12.17  $    12.89
                                             ==========  ==========  ===========  ==========  ==========  ==========



The accompanying notes are an integral part of the financial statements.

Statement of Operations

For the Year Ended December 31, 1997





MANNING & NAPIER INSURANCE FUND, INC.


                                                                                Moderate                   Maximum
                                           Bond        Equity      Small Cap     Growth       Growth       Horizon
                                         Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                        -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT INCOME:

Interest                                $    7,965   $      692   $      753   $    5,516   $    5,230   $    1,235
Dividends                                       --        1,814          752          667        1,247        1,774
Other Income                                    --           --        1,546           --           --           --
                                        -----------  -----------  -----------  -----------  -----------  -----------

Total Investment Income                      7,965        2,506        3,051        6,183        6,477        3,009
                                        -----------  -----------  -----------  -----------  -----------  -----------


EXPENSES:

Management fees (Note 3)                       649        1,561        1,548        1,358        1,789        1,519
Directors' fees (Note 3)                     6,867        6,867        6,867        6,867        6,867        6,867
Audit fee                                    4,000        4,000        4,000        4,000        4,000        4,000
Custodian fee                                  120          320          800          450          400          570
Miscellaneous                                3,876        3,676        3,196        3,545        3,596        3,426
                                        -----------  -----------  -----------  -----------  -----------  -----------

Total Expenses                              15,512       16,424       16,411       16,220       16,652       16,382

Less Reduction of Expenses (Note 3)        (14,408)     (14,551)     (14,552)     (14,591)     (14,505)     (14,559)
                                        -----------  -----------  -----------  -----------  -----------  -----------

Net Expenses                                 1,104        1,873        1,859        1,629        2,147        1,823
                                        -----------  -----------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME                        6,861          633        1,192        4,554        4,330        1,186
                                        -----------  -----------  -----------  -----------  -----------  -----------


REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain on investments
   (identified cost basis)                      --       11,664       28,497        8,400       19,221       26,923
Net change in unrealized appreciation
   (depreciation) on investments             5,506       16,925      (11,265)       3,328         (288)       3,213
                                        -----------  -----------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS                5,506       28,589       17,232       11,728       18,933       30,136
                                        -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS               $   12,367   $   29,222   $   18,424   $   16,282   $   23,263   $   31,322
                                        ===========  ===========  ===========  ===========  ===========  ===========

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets





MANNING & NAPIER INSURANCE FUND, INC.


                                           Bond Portfolio                   Equity Portfolio
                                          ----------------                 ------------------
                                              For the          For the          For the           For the
                                                Year           period             year            period
                                               ended         11/1/961 to         ended          11/1/961 to
                                              12/31/97        12/31/96          12/31/97         12/31/96
                                          ----------------  -------------  ------------------  -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                     $         6,861   $        781   $             633   $        602
Net realized gain (loss) on investments                --             --              11,664         (1,587)
Net change in unrealized appreciation
   (depreciation) on investments                    5,506         (1,573)             16,925          8,059
                                          ----------------  -------------  ------------------  -------------

Net increase (decrease) in net assets
   from operations                                 12,367           (792)             29,222          7,074
                                          ----------------  -------------  ------------------  -------------

DISTRIBUTIONS TO
 SHAREHOLDERS (Note 2):

From net investment income                           (785)            --                (607)            --
                                          ----------------  -------------  ------------------  -------------

CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase in net assets from
   capital share transactions (Note 5)                785        126,667                 607        129,193
                                          ----------------  -------------  ------------------  -------------

Net increase in net assets                         12,367        125,875              29,222        136,267


NET ASSETS:

Beginning of period                               125,875             --             136,267             --
                                          ----------------  -------------  ------------------  -------------

END OF PERIOD                             $       138,242   $    125,875   $         165,489   $    136,267
                                          ================  =============  ==================  =============


MANNING & NAPIER INSURANCE FUND, INC.


                                           Small Cap Portfolio
                                          ---------------------
                                                 For the            For the
                                                  year              period
                                                  ended           11/1/961 to
                                                12/31/97           12/31/96
                                          ---------------------  -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                     $              1,192   $        113
Net realized gain (loss) on investments                 28,497           (684)
Net change in unrealized appreciation
   (depreciation) on investments                       (11,265)         9,764
                                          ---------------------  -------------

Net increase (decrease) in net assets
   from operations                                      18,424          9,193
                                          ---------------------  -------------

DISTRIBUTIONS TO
 SHAREHOLDERS (Note 2):

From net investment income                                (113)            --
                                          ---------------------  -------------

CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase in net assets from
   capital share transactions (Note 5)                     113        129,181
                                          ---------------------  -------------

Net increase in net assets                              18,424        138,374


NET ASSETS:

Beginning of period                                    138,374             --
                                          ---------------------  -------------

END OF PERIOD                             $            156,798   $    138,374
                                          =====================  =============



1Commencement of Operations.

The accompanying notes are an integral part of the financial statements.







                                           Moderate Growth                   Growth                     Maximum Horizon
                                          -----------------                -----------                 -----------------
                                              Portfolio                     Portfolio                      Portfolio
                                          -----------------                -----------                 -----------------
                                               For the         For the       For the       For the          For the
                                                Year            period        year         period            year
                                                ended        11/1/961 to      ended      11/1/961 to         ended
                                              12/31/97         12/31/96     12/31/97      12/31/96         12/31/97
                                          -----------------  ------------  -----------  -------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                     $          4,554   $        821  $    4,330   $        634   $          1,186
Net realized gain (loss) on investments              8,400             --      19,221            (23)            26,923
Net change in unrealized appreciation
   (depreciation) on investments                     3,328            616        (288)         2,596              3,213
                                          -----------------  ------------  -----------  -------------  -----------------

Net increase (decrease) in net assets
   from operations                                  16,282          1,437      23,263          3,207             31,322
                                          -----------------  ------------  -----------  -------------  -----------------

DISTRIBUTIONS TO
 SHAREHOLDERS (Note 2):

From net investment income                            (823)            --        (635)            --               (296)
                                          -----------------  ------------  -----------  -------------  -----------------

CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase in net assets from
   capital share transactions (Note 5)                 823        126,667     165,726        126,667                296
                                          -----------------  ------------  -----------  -------------  -----------------

Net increase in net assets                          16,282        128,104     188,354        129,874             31,322


NET ASSETS:

Beginning of period                                128,104             --     129,874             --            132,216
                                          -----------------  ------------  -----------  -------------  -----------------

END OF PERIOD                             $        144,386   $    128,104  $  318,228   $    129,874   $        163,538
                                          =================  ============  ===========  =============  =================








                                             For the
                                             period
                                           11/1/961 to
                                            12/31/96
                                          -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                     $        296
Net realized gain (loss) on investments            (90)
Net change in unrealized appreciation
   (depreciation) on investments                 5,343
                                          -------------

Net increase (decrease) in net assets
   from operations                               5,549
                                          -------------

DISTRIBUTIONS TO
 SHAREHOLDERS (Note 2):

From net investment income                          --
                                          -------------

CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase in net assets from
   capital share transactions (Note 5)         126,667
                                          -------------

Net increase in net assets                     132,216


NET ASSETS:

Beginning of period                                 --
                                          -------------

END OF PERIOD                             $    132,216
                                          =============




1Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights





MANNING & NAPIER INSURANCE FUND, INC.

                                                         Bond Portfolio                   Equity Portfolio
                                                        ----------------                 ------------------

                                                            For the          For the          For the           For the
                                                              year           period             year            period
                                                             ended         11/1/961 to         ended          11/1/961 to
                                                            12/31/97        12/31/96          12/31/97         12/31/96
                                                        ----------------  -------------  ------------------  -------------

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD                  $          9.94   $      10.00   $           10.56   $      10.00
                                                        ----------------  -------------  ------------------  -------------

Income from investment operations:
Net investment income (loss)                                      0.538          0.062               0.048          0.047
Net realized and unrealized gain (loss) on investments            0.434         (0.122)              2.219          0.513
                                                        ----------------  -------------  ------------------  -------------
Total from investment operations                                  0.972         (0.060)              2.267          0.560
                                                        ----------------  -------------  ------------------  -------------

Less distributions to sharheolders:
From net investment income                                       (0.062)            --              (0.047)            --
                                                        ----------------  -------------  ------------------  -------------

NET ASSET VALUE - END OF PERIOD                         $         10.85   $       9.94   $           12.78   $      10.56
                                                        ================  =============  ==================  =============

Total return2                                                      9.81%        (0.60%)              21.46%          5.60%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses *                                                     0.85%        0.85%3                1.20%        1.20%3
    Net investment income (loss)*                                  5.29%        3.92%3                0.41%        2.84%3
Portfolio turnover                                                    0%             0%                 50%            29%
Average commission rate paid                                         --             --   $          0.0602   $    .0.0661

NET ASSETS - END OF PERIOD                              $       138,242   $    125,875   $         165,489   $    136,267
                                                        ================  =============  ==================  =============


MANNING & NAPIER INSURANCE FUND, INC.

                                                         Small Cap Portfolio
                                                        ---------------------

                                                               For the            For the
                                                                year              period
                                                                ended           11/1/961 to
                                                              12/31/97           12/31/96
                                                        ---------------------  -------------

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD                  $              10.72   $      10.00
                                                        ---------------------  -------------

Income from investment operations:
Net investment income (loss)                                          (0.027)         0.009
Net realized and unrealized gain (loss) on investments                 1.446          0.711
                                                        ---------------------  -------------
Total from investment operations                                       1.419          0.720
                                                        ---------------------  -------------

Less distributions to sharheolders:
From net investment income                                            (0.009)            --
                                                        ---------------------  -------------

NET ASSET VALUE - END OF PERIOD                         $              12.13   $      10.72
                                                        =====================  =============

Total return2                                                          13.23%          7.20%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses *                                                          1.20%        1.20%3
    Net investment income (loss)*                                      (0.23%)        0.55%3
Portfolio turnover                                                       149%             9%
Average commission rate paid                            $             0.0200   $     0.0356

NET ASSETS - END OF PERIOD                              $            156,798   $    138,374
                                                        =====================  =============




* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:







Net investment income (loss)     $(0.827)  $ 0.036  $ (1.269)  $ 0.025   $(1.357)   ($0.012)
Ratios (to average net assets):
   Expenses                        14.27%   2.50%3     12.44%   2.50%3     12.53%    2.50%3
   Net investment income (loss)    (8.13)%   2.27%3   (10.83)%   1.54%3   (11.56)%  (0.75%)3




1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.

The accompanying notes are an integral part of the financial statements.





MANNING & NAPIER INSURANCE FUND, INC.



                                            Moderate Growth                   Growth                      Maximum Horizon
                                            Portfolio                         Portfolio                   Portfolio
                                            -----------------                 -----------                 -----------------
                                            For the            For the        For the      For the        For the
                                            year               period         year         period         year
                                             ended              11/1/961 to    ended        11/1/961 to    ended
                                                    12/31/97       12/31/96     12/31/97       12/31/96           12/31/97
Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD      $          10.11   $      10.00   $    10.25   $      10.00   $          10.44
                                            -----------------  -------------  -----------  -------------  -----------------

Income from investment operations:
Net investment income (loss)                           0.357          0.065        0.166          0.050              0.093
Net realized and unrealized gain (loss) on
investments                                            0.928          0.045        1.804          0.200              2.380
                                            -----------------  -------------  -----------  -------------  -----------------
Total from investment operations                       1.285          0.110        1.970          0.250              2.473
                                            -----------------  -------------  -----------  -------------  -----------------

Less distributions to shareholders:
From net investment income                            (0.065)            --       (0.050)            --             (0.023)
                                            -----------------  -------------  -----------  -------------  -----------------

NET ASSET VALUE - END OF PERIOD             $          11.33   $      10.11   $    12.17   $      10.25   $          12.89
                                            =================  =============  ===========  =============  =================

Total return 2                                         12.73%          1.10%       19.23%          2.50%             23.69%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses *                                          1.20%        1.20%3         1.20%        1.20%3               1.20%
    Net investment income (loss)*                       3.35%        4.08%3         2.42%        3.11%3               0.78%
Portfolio turnover                                        53%             0%          90%             3%               120%
Average commission rate paid                $         0.0565   $     0.0700   $   0.0524   $     0.0696   $         0.0535

NET ASSETS - END OF PERIOD                  $        144,386   $    128,104   $  318,228   $    129,874   $        163,538
                                            =================  =============  ===========  =============  =================


MANNING & NAPIER INSURANCE FUND, INC.






                                            For the
                                            period
                                             11/1/961 to
                                                12/31/96
Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD      $      10.00
                                            -------------

Income from investment operations:
Net investment income (loss)                       0.023
Net realized and unrealized gain (loss) on
investments                                        0.417
                                            -------------
Total from investment operations                   0.440
                                            -------------

Less distributions to shareholders:
From net investment income                            --
                                            -------------

NET ASSET VALUE - END OF PERIOD             $      10.44
                                            =============

Total return 2                                      4.40%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses *                                    1.20%3
    Net investment income (loss)*                 1.43%3
Portfolio turnover                                     4%
Average commission rate paid                $     0.0691

NET ASSETS - END OF PERIOD                  $    132,216
                                            =============




* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income (loss)     $(1.024)  $ 0.044  $(0.505)  $ 0.029   $(1.285)  $ 0.002
Ratios (to average net assets):
   Expenses                        14.16%   2.50%3    10.98%   2.50%3     12.76%   2.50%3
   Net investment income (loss)   (9.61)%   2.78%3   (7.36)%   1.81%3   (10.78)%   0.13%3




1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.     ORGANIZATION
Manning & Napier Bond Portfolio (Bond Portfolio), Manning & Napier Equity Portfolio (Equity Portfolio), Manning & Napier Small Cap Portfolio (Small Cap Portfolio), Manning & Napier Moderate Growth Portfolio (Moderate Growth Portfolio), Manning & Napier Growth Portfolio (Growth Portfolio), and Manning & Napier Maximum Horizon Portfolio (Maximum Horizon Portfolio) are no-load diversified series (collectively the Funds) of Manning & Napier Insurance Fund, Inc. (the "Corporation"). The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Corporation are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company and Liberty Life Insurance Company of Boston.

The total authorized capital stock of the Corporation consists of 500 million shares of common stock each having a par value of $0.01. As of December 31, 1997, 300 million shares have been designated in total among six series of which 50 million each have been designated: Class A - Moderate Growth Portfolio, Class B - Growth Portfolio, Class C - Maximum Horizon Portfolio, Class D - Equity Portfolio, Class E - Small Cap Portfolio, and Class F - Bond Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES
     SECURITY VALUATION

Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the last quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Funds' pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.


SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

Security  transactions  are  accounted  for  on  the  date  the securities are
purchased  or  sold.    Dividend  income is recorded on the ex-dividend date.
Interest income and expenses are recorded on an accrual basis.

Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

FEDERAL INCOME TAXES
The Funds policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds are not subject to federal income tax to the extent the Funds qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax have been made in the financial statements.

The Funds uses the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

DISTRIBUTIONS OF INCOME AND GAINS

Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Funds.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net

Notes to Financial Statements

DISTRIBUTION OF INCOME AND GAINS (continued)
  income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Funds may periodically make reclassifications among its capital accounts without impacting the Funds net asset value.


FOREIGN CURRENCY TRANSLATION
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchase and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investment that result from fluctuations in foreign currency exchange rates is not separately stated.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds may purchase or sell forward foreign currency contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counter parties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

At December 31, 1997, the Funds had no open foreign currency exchange contracts.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate based upon the following percentages of average daily net assets: 0.50% for Bond Portfolio and 1.00% for the Equity Portfolio, Small Cap Portfolio, Moderate Growth Portfolio, Growth Portfolio, and the Maximum Horizon Portfolio. For the year ended December 31, 1997, the fees amounted to: $649 for the Bond Portfolio; $1,561 for the Equity Portfolio; $1,548 for the Small Cap Portfolio; $1,358 for the Moderate Growth Portfolio; $1,789 for the Growth Portfolio; and $1,519 for the Maximum Horizon Portfolio.


Under the Funds Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Funds with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Funds organization. The Advisor also provides the Funds with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Funds and of all Directors who are "affiliated persons" of the Funds or of the Advisor, and all personnel of the Funds or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary pay other expenses of the Funds in order to maintain total expenses for the Equity Portfolio, Small Cap Portfolio, Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio at no more than 1.20%, and for the Bond Portfolio at no more than 0.85% of average daily net assets each year.
Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $16,759 for the Bond Portfolio, $15,990 for the Equity Portfolio, $16,004 for the Small Cap Portfolio, $16,233 for the Moderate Growth
Portfolio, $15,716 for the Growth Portfolio, and $16,040 for the Maximum Horizon Portfolio, for the year ended December 31, 1997.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Funds. These services are provided at no additional cost to the Fund.

Notes to Financial Statements

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Funds shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Funds.

The compensation of the non-affiliated Directors totaled $6,867 for each Fund for the year ended December 31, 1997.

4.     PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1997 were as follows:







                           Purchases                    Sales
                           --------------               --------------
Fund                       Other Issuers   Government   Other Issuers   Government
-------------------------

Bond Portfolio                         --  $     9,957              --           --
Equity Portfolio           $       83,305           --  $       64,133  $    10,688
Small Cap Portfolio        $      160,960  $    85,159  $      134,577  $    84,965
Moderate Growth Portfolio  $       65,064  $    15,079  $       25,775  $    45,329
Growth Portfolio           $      188,527  $   142,491  $       58,508  $   101,593
Maximum Horizon Portfolio  $      134,829  $    46,265  $      102,313  $    76,496



5.     CAPITAL STOCK TRANSACTIONS

     Transactions in capital shares of  Funds were as follows:








                           For the Year              For the Period
                           Ended 12/31/97            11/1/96 to 12/31/96
                           --------------            -------------------
Fund                       Shares          Amount    Shares               Amount
-------------------------  --------------  --------  -------------------  --------

Bond Portfolio
-------------------------
       Sold                            --        --               12,667  $126,667
        Reinvested                     76  $    785                   --        --

Equity Portfolio
-------------------------
      Sold                             --        --               12,907  $129,193
      Reinvested                       47  $    607                   --        --

Small Cap Portfolio
-------------------------
      Sold                             --        --               12,913  $129,181
      Reinvested                        8  $    113                   --        --

Moderate Growth Portfolio
-------------------------
      Sold                             --        --               12,667  $126,667
      Reinvested                       74  $    823                   --        --

Growth Portfolio
-------------------------
      Sold                         13,429  $165,091               12,667  $126,667
      Reinvested                       53  $    635                   --        --
                           --------------  --------  -------------------  --------
      Total                        13,482  $165,726               12,667  $126,667
                           ==============  ========  ===================  ========

Maximum Horizon Portfolio
-------------------------
     Sold                              --        --               12,667  $126,667
      Reinvested                       23  $    296                   --        --



There were no shares repurchased during the year ended December 31, 1997 or the period November 1, 1996 to December 31, 1996.

Notes to Financial Statements

6.     FINANCIAL INSTRUMENTS
      The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Funds on December 31, 1997.
 .

7.     FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. There risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

Independent Accountant's Report

To the Shareholders and Board of Directors of Manning & Napier Insurance Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Manning & Napier Insurance Fund, Inc. (comprising, respectively, Manning & Napier Moderate Growth Portfolio, Manning & Napier Growth Portfolio, Manning & Napier Equity Portfolio, Manning & Napier Small Cap Portfolio, Manning & Napier Bond Portfolio, and Manning & Napier Maximum Horizon Portfolio - the "Funds"), including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the period November 1, 1996 through December 31, 1996, and the financial highlights for the periods indicated in the financial highlights table herein. These financial statement are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above presents fairly, in al material respects, the financial position of each of the respective Funds constituting Manning & Napier Insurance Fund, Inc. as of December 31, 1997 the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period November 1, 1996 to December 31, 1996, and the financial highlights for each of the periods indicated in the financial highlights table herein, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Boston, Massachusetts
January 23, 1998